BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Policies)	6 Months Ended
Jun. 30, 2019
Accounting Policies, Accounting Estimates And Errors [Abstract]
BASIS OF PREPARATION
BASIS OF PREPARATION
The interim condensed consolidated financial statements for the six and three-month periods ended June 30, 2019 have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board.
The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2018.
The preparation of these interim condensed consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgments, estimates and assumptions affects the amounts reported in the statement of financial position, income statement, statement of cash flows, statement of changes in equity, as well as the notes. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.

NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP
NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP
The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements as of and for the year ended December 31, 2018.
A number of new and amended standards became effective as of January 1, 2019, the impact of which is described below. The Group has not early adopted any other standards, interpretations or amendments that have been issued but have not yet become effective.
IFRIC 23 ‘Uncertainty over income tax treatments’
The interpretation clarifies the application of recognition and measurement requirements in IAS 12 ‘Income Taxes’ when there is uncertainty over income tax treatments. The Group has assessed the impact of IFRIC 23, which was not material to the financial statements of the Group upon adoption in 2019.
IFRS 16 ‘Leases’
IFRS 16 replaced IAS 17 Leases, the former lease accounting standard and became effective on January 1, 2019. Under the new lease standard, assets leased by the Company are being recognized on the statement of financial position of the Company with a corresponding liability.
Transition
The Company adopted IFRS 16 on the date the standard became effective, January 1, 2019. The Group adopted the standard using the modified retrospective approach. This means that the cumulative impact of the adoption was recognized in retained earnings as of January 1, 2019 and that comparatives were not restated.
The Group used the following practical expedients when adopting IFRS 16 on its effective date:

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IFRS 16 applied only to contracts that were previously assessed as leases in accordance with the previous IFRS standards (IAS 17 Leases and IFRIC 4 Determining whether and Arrangement contains a Lease);

•	a single discount rate applied to a portfolio of leases with reasonably similar characteristics as permitted by IFRS 16;

•	initial direct cost was excluded from the measurement of the right-of-use asset as at January 1, 2019;

•	the Group’s onerous contract provision process used as the impairment assessment of right-of-use assets upon transition.
The weighted-average incremental rate applied to lease liabilities recognized on January 1, 2019 was 9.62%.
Carrying values of property and equipment and financial liabilities related to finance leases as of December 31, 2018 were reclassified to right-of-use assets and lease liabilities, respectively on January 1, 2019. These carrying values related to finance leases were not remeasured at the transition date.
Significant judgments upon adoption IFRS 16
IFRS 16 requires the Company to assess the lease term as the non-cancelable lease term in line with the lease contract together with the period for which the Company has extension options which the Company is reasonably certain to exercise and the periods for which the Company has termination options for which the Company is not reasonably certain to exercise those termination options.
A significant portion of the lease contracts included within Company’s lease portfolio includes lease contracts which are extendable through mutual agreement between VEON and the lessor or lease contracts which are cancelable by the Company on immediately or on short notice. In assessing the lease term for the adoption of IFRS 16, the Company concluded that these cancelable future lease periods should be included within the lease term, which represents an increase to the future lease payments used in determining the lease liability upon initial recognition. The reasonably certain period used to determine the lease term is based on facts and circumstances related to the underlying leased asset and lease contracts.

LEASES
The Company, as a lessee, recognizes a right-of-use asset and a lease liability on the lease commencement date.
Upon initial recognition, the right-of-use asset is measured as the amount equal to the initially measured lease liability adjusted for lease prepayments, initial direct cost, lease incentives and the discounted estimated asset retirement obligation. Subsequently, the right-of-use asset is measured at cost net of any accumulated depreciation and accumulated impairment losses. Depreciation is calculated on a straight-line basis over the shorter estimated useful lives of the right-of-use assets or the lease term.
The lease liability was measured upon initial recognition at the present value of the future lease and related fixed services payments over the lease term, discounted with the country specific incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate. Subsequently lease liabilities are measured at amortized cost using the effective interest rate method.
Right-of-use assets and lease liabilities will be remeasured subsequently if one of the following events occurs:

•	Change in lease price due to indexation or rate which has become effective in reporting period

•	Modifications to the lease contract

•	Reassessment of the lease term
Leases of non-core assets and not related to the main operating activities of the Group, which are short-term in nature (less than 12 months including extension options) and leases of low-value items are expensed in the income statement as incurred.